Warrant liability - Schedule of assumptions used to estimate fair value of warrants (Details) - Warrant liability [Member]	Mar. 31, 2025 CAD_per_Share Year	Apr. 01, 2024 CAD_per_Share Year
Stock price [Member]
Class of Warrant or Right [Line Items]
Measurement input | CAD_per_Share	2.1	4.54
Risk-free interest rate [Member]
Class of Warrant or Right [Line Items]
Measurement input	2.43
Risk-free interest rate [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Measurement input		3.81
Risk-free interest rate [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Measurement input		4.86
Expected life (years) [Member]
Class of Warrant or Right [Line Items]
Measurement input	1.75
Expected life (years) [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Measurement input		0.16
Expected life (years) [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Measurement input		2.74
Annualized volatility [Member]
Class of Warrant or Right [Line Items]
Measurement input	85
Annualized volatility [Member] | Minimum [Member]
Class of Warrant or Right [Line Items]
Measurement input		85
Annualized volatility [Member] | Maximum [Member]
Class of Warrant or Right [Line Items]
Measurement input		95
Dividend rate [Member]
Class of Warrant or Right [Line Items]
Measurement input	0	0